PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2013
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT
11.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment are summarized as follows:

	2013	2012
	(Dollars in Thousands)

Land and improvements	$246	$246
Buildings and improvements	2,142	2,064
Furniture, fixtures, and equipment	998	955

	3,386	3,265
Less accumulated depreciation	2,772	2,682

Total	$614	$583

Depreciation charged to operations was $90 thousand, $84 thousand, and $100 thousand for the years ended June 30, 2013, 2012, and 2011, respectively.